Commitments and Contingencies - Schedule of Contracted Expenditures Commitments (Details) - Dec. 31, 2025	USD ($)	SGD ($)
Schedule of Contracted Expenditures Commitments [Abstract]
Within 1 year	$ 188,398	$ 242,250